Other reserves - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Reserve of remeasurement of defined benefit obligations	€ 641	€ 601	€ 18
Fair value adjustment on AFS investment	619	399	0
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	0	0	0
Fair value	€ 0	€ 0	€ 0